Subsequent events (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions								1 Months Ended	12 Months Ended
	Mar. 01, 2021 € / shares shares	Feb. 17, 2021 USD ($) $ / shares shares	Feb. 17, 2021 EUR (€) shares	Jan. 25, 2021 USD ($) $ / shares shares	Jan. 25, 2021 EUR (€) shares	Nov. 08, 2018 EUR (€) shares	Oct. 17, 2018 EUR (€) shares	Jun. 30, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€) € / shares	Feb. 17, 2021 € / shares	Jan. 25, 2021 € / shares	Oct. 17, 2018 $ / shares
Subsequent events
Increase in shares issued (in shares)									4,836,000
Proceeds from issuance of shares | €											€ 11,088
Number of shares outstanding	5,900,584
Loss per share - basic/diluted (in EUR per share) | € / shares	€ (2.61)								€ (3.20)	€ (2.89)	€ (2.22)
Proceeds from issuance of long-term debt | €									€ 5,000	€ 529	€ 1,639
Ordinary shares
Subsequent events
Increase in shares issued (in shares)						144,000	972,000
Proceeds from issuance of shares | €						€ 1,400	€ 9,700
Number of shares outstanding									4,836,000
American Depositary Shares
Subsequent events
Increase in shares issued (in shares)						720,000	4,860,000
Offering price (in dollars per share) | $ / shares														$ 2.57
EIB-Tranche two
Subsequent events
Increase in shares issued (in shares)								404,928
Proceeds from issuance of long-term debt | €								€ 5,000
Share transaction | Ordinary shares
Subsequent events
Offering price (in dollars per share) | $ / shares		$ 26.95		$ 16.16
Share transaction | American Depositary Shares
Subsequent events
Increase in shares issued (in shares)		443,414	443,414	621,170	621,170
Offering price (in dollars per share) | € / shares												€ 22.27	€ 13.33
Proceeds from issuance of shares		$ 12	€ 9,900	$ 10	€ 8,300